Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Estimated Useful Lives And Balances Of Utility's Property, Plant And Equipment
	Estimated Useful	Balance at December 31,
(in millions, except estimated useful lives)	Lives (years)	2013	2012
Electricity generating facilities (1)	20 to 100	$9,116	$8,253
Electricity distribution facilities	10 to 55	25,333	23,767
Electricity transmission	10 to 70	8,429	7,681
Natural gas distribution facilities	20 to 53	9,117	8,257
Natural gas transportation and storage	5 to 65	5,265	4,314
Construction work in progress		1,834	1,894
Total property, plant, and equipment		59,094	54,166
Accumulated depreciation		(17,843)	(16,643)
Net property, plant, and equipment		$41,251	$37,523

 (1) Balance includes nuclear fuel inventories.  Stored nuclear fuel inventory is stated at weighted average cost.  Nuclear fuel in the reactor is expensed as it is used based on the amount of energy output.  (See Note 14 below.)

Schedule Of Changes In Asset Retirement Obligations
(in millions)
ARO liability at December 31, 2011	$1,609
Revision in estimated cash flows	1,301
Accretion	101
Liabilities settled	(92)
ARO liability at December 31, 2012	2,919
Revision in estimated cash flows	596
Accretion	130
Liabilities settled	(107)
ARO liability at December 31, 2013	$3,538

Reclassification Out Of Accumulated Other Comprehensive Income TableText Block
The changes, net of income tax, in PG&E Corporation's accumulated other comprehensive income for the year ended December 31, 2013 consisted of the following:

	Pension	Other	Other
(in millions)	Benefits	Benefits	Investments	Total
Beginning balance	$(28)	$(77)	$4	$(101)
Other comprehensive income before reclassifications:
Unrecognized net actuarial loss (net of taxes of $804,
$35, and $0, respectively)	1,169	45	-	1,214
Transfer to regulatory account (net of taxes of
$790, $22, and $0, respectively)	(1,150)	31	-	(1,119)
Gain on investments (net of taxes of $0, $0, and $26,
respectively)	-	-	38	38
Amounts reclassified from other comprehensive income: (1)
Amortization of prior service cost (net of taxes of
$8, $10, and $0, respectively)	12	13	-	25
Amortization of net actuarial loss (net of taxes of
$45, $3, and $0, respectively)	66	3	-	69
Transfer to regulatory account (net of taxes of
$54, $0, and $0, respectively)	(76)	-	-	(76)
Net current period other comprehensive income	21	92	38	151
Ending balance	$(7)	$15	$42	$50

 (1) These components are included in the computation of net periodic pension and other postretirement benefit costs.  (See Note 11 below for additional details.)